Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning of Period	$ 4.9	$ 5.4	$ 1.9
Additions for current year tax positions	0.2	3.8	3.5
Reductions for prior year tax positions	(1.1)	(4.3)
Unrecognized Tax Benefits, End of Period	$ 4.0	$ 4.9	$ 5.4